Interest and Finance Costs	12 Months Ended
Dec. 31, 2025
Interest and Finance Costs [Abstract]
Interest and Finance Costs
10.	Interest and Finance Costs

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2025	2024	2023
Interest expense on long term debt and bonds (Note 7)	$5,642	$1,179	$8,499
Amortization of deferred financing costs on long term debt and bonds, including their discount	809	107	244
Other financial expenses	-	-	759
Commitment fees and other	342	59	96
Total	$6,793	$1,345	$9,598